Commitments, contingencies and operating risks (Tables)	12 Months Ended
Dec. 31, 2019
Commitments, contingencies and operating risks
Summary of analysis of changes in loss allowances for commitments

	2018	2019
ECL allowance as of January 1,	(111)	(84)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	27	(14)
Amounts written off	—	—
ECL allowance as of December 31,	(84)	(98)